Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]		Treasury stock [Member]	Additional paid-in capital [Member]	Retained earnings (accumulated losses) [Member]	Total
Balance, value at Dec. 31, 2014	$ 134		$ (1,898)	$ 63,465	$ 4,031	$ 65,732
Balance, shares at Dec. 31, 2014	32,586,898		(2,092,376)
Public offering	$ 13			11,891		11,904
Public offering, shares	4,655,982
Exercise of share options, value		[1]		34		34
Exercise of share options, shares	24,061
Repayment of contingent liability	$ 1			374		375
Repayment of contingent liability, shares	173,611
Share-based compensation expense				270		270
Net income (loss)					(10,113)	(10,113)
Balance, value at Dec. 31, 2015	$ 148		$ (1,898)	76,034	(6,082)	$ 68,202
Balance, shares at Dec. 31, 2015	37,440,552		(2,092,376)			35,348,176
Share-based compensation expense				201		$ 201
Net income (loss)					1,309	1,309
Balance, value at Jun. 30, 2016	$ 148		$ (1,898)	$ 76,235	$ (4,773)	$ 69,712
Balance, shares at Jun. 30, 2016	37,440,552		(2,092,376)			35,348,176

[1]	Less than $ 1 thousand